Vanguard Windsor II Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)
Communication Services (7.9%)
* Alphabet Inc. Class A	742,654	1,105,032
* Alphabet Inc. Class C	318,065	471,678
* Facebook Inc. Class A	1,584,462	401,930
Verizon Communications Inc.	4,084,510	234,778
* Electronic Arts Inc.	1,529,261	216,574
* Twitter Inc.	4,540,000	165,256
Vodafone Group plc ADR	10,004,932	152,075
Walt Disney Co.	1,230,471	143,891
News Corp. Class A	11,050,110	140,557
Comcast Corp. Class A	2,884,213	123,444
* Discovery Communications Inc. Class C	5,351,998	101,420
ViacomCBS Inc. Class B	2,019,379	52,645
Interpublic Group of Cos. Inc.	2,230,783	40,266
Omnicom Group Inc.	621,379	33,388
		3,382,934
Consumer Discretionary (10.2%)
McDonald's Corp.	2,619,984	509,010
Lennar Corp. Class A	6,460,359	467,407
Lowe's Cos. Inc.	3,088,425	459,897
DR Horton Inc.	3,990,510	264,012
Sony Corp. ADR	3,375,000	263,115
Dollar General Corp.	1,363,761	259,660
Home Depot Inc.	952,615	252,910
General Motors Co.	9,932,648	247,224
* Alibaba Group Holding Ltd. ADR	941,945	236,447
* Dollar Tree Inc.	2,198,895	205,267
Ross Stores Inc.	2,090,841	187,486
Starbucks Corp.	2,408,451	184,319
Aptiv plc	2,230,029	173,385
Magna International Inc.	3,659,532	168,961
Daimler AG	2,159,229	94,410
Bayerische Motoren Werke AG	1,371,126	87,684
* Booking Holdings Inc.	50,700	84,270
Harley-Davidson Inc.	2,293,773	59,707
Genuine Parts Co.	535,742	48,297
Goodyear Tire & Rubber Co.	4,584,996	41,311
* Adient plc	1,311,943	21,831
Lennar Corp. Class B	46,457	2,502
		4,319,112
Consumer Staples (5.7%)
Coca-Cola Co.	13,196,975	623,425
Procter & Gamble Co.	4,220,845	553,437
Mondelez International Inc. Class A	6,193,573	343,681
Kimberly-Clark Corp.	1,338,696	203,535

PepsiCo Inc.	1,344,145	185,035
Tyson Foods Inc. Class A	2,435,447	149,658
^ Unilever plc ADR	2,445,698	147,916
Nestle SA	1,153,473	137,173
Walgreens Boots Alliance Inc.	2,100,000	85,492
		2,429,352
Energy (4.1%)
ConocoPhillips	6,830,564	255,395
Cabot Oil & Gas Corp.	10,471,000	195,808
Halliburton Co.	13,424,339	192,371
Hess Corp.	3,141,067	154,572
Suncor Energy Inc.	8,510,632	134,128
Phillips 66	1,990,000	123,420
^ Royal Dutch Shell plc ADR	4,094,912	122,069
Apache Corp.	7,750,477	118,970
National Oilwell Varco Inc.	10,033,288	115,483
Pioneer Natural Resources Co.	820,000	79,474
Marathon Petroleum Corp.	1,958,189	74,803
Marathon Oil Corp.	12,081,287	66,326
Schlumberger Ltd.	2,915,800	52,893
EOG Resources Inc.	1,075,811	50,402
Murphy Oil Corp.	2,182,252	28,826
		1,764,940
Financials (15.0%)
Bank of America Corp.	27,760,007	690,669
Intercontinental Exchange Inc.	6,595,565	638,319
Citigroup Inc.	10,870,494	543,633
JPMorgan Chase & Co.	4,786,401	462,558
Wells Fargo & Co.	17,806,393	431,983
American International Group Inc.	11,734,856	377,158
Marsh & McLennan Cos. Inc.	2,098,445	244,679
Commerce Bancshares Inc.	4,235,179	242,506
PNC Financial Services Group Inc.	2,270,700	242,216
Ameriprise Financial Inc.	1,330,000	204,328
Goldman Sachs Group Inc.	979,049	193,813
Fifth Third Bancorp	9,023,239	179,202
Chubb Ltd.	1,121,000	142,636
American Express Co.	1,504,824	140,430
Citizens Financial Group Inc.	5,541,351	137,481
Travelers Cos. Inc.	1,120,192	128,172
Capital One Financial Corp.	1,798,000	114,712
* BNP Paribas SA	2,782,700	112,265
Hartford Financial Services Group Inc.	2,571,400	108,822
Equitable Holdings Inc.	5,114,540	104,643
East West Bancorp Inc.	3,000,000	103,980
Truist Financial Corp.	2,583,768	96,788
Discover Financial Services	1,742,578	86,136
Cullen/Frost Bankers Inc.	1,132,000	81,572
Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	74,564
Bank of New York Mellon Corp.	2,041,034	73,171
BOK Financial Corp.	1,274,000	70,962
Morgan Stanley	1,184,216	57,884
China Construction Bank Corp. Class H	79,042,000	57,632
Barclays plc	34,232,164	44,382
State Street Corp.	665,188	42,432
Industrial & Commercial Bank of China Ltd. Class H	71,344,000	41,803
Synchrony Financial	1,589,451	35,175

	Sumitomo Mitsui Financial Group Inc.	1,166,500	31,083
	Natwest Group plc	18,703,800	25,759
	CIT Group Inc.	1,001,610	19,001
	Banco de Sabadell SA	36,345,074	12,475
	Cincinnati Financial Corp.	119,342	9,301
			6,404,325
Health Care (17.3%)
	Medtronic plc	11,006,734	1,061,930
	Danaher Corp.	3,734,950	761,183
	Johnson & Johnson	4,922,703	717,533
	Pfizer Inc.	17,657,560	679,463
	UnitedHealth Group Inc.	1,662,550	503,387
	Anthem Inc.	1,515,538	414,954
	Thermo Fisher Scientific Inc.	793,350	328,407
	Humana Inc.	714,153	280,269
	Amgen Inc.	1,116,000	273,052
	Cigna Corp.	1,556,573	268,805
	HCA Healthcare Inc.	1,940,100	245,694
	Zoetis Inc.	1,405,863	213,241
*,^	Alcon Inc.	3,105,000	186,238
	Roche Holding AG	515,200	178,443
*	Boston Scientific Corp.	4,244,289	163,702
	Novartis AG ADR	1,947,000	159,927
*	Elanco Animal Health Inc.	6,499,000	153,571
*	IQVIA Holdings Inc.	939,575	148,819
*	Laboratory Corp. of America Holdings	686,315	132,404
	GlaxoSmithKline plc ADR	2,970,294	119,762
	Zimmer Biomet Holdings Inc.	803,308	108,334
	Sanofi ADR	1,546,991	81,140
	AbbVie Inc.	638,067	60,559
*	Centene Corp.	900,388	58,750
	Merck & Co. Inc.	527,829	42,353
*	Biogen Inc.	150,011	41,207
			7,383,127
Industrials (8.0%)
	Honeywell International Inc.	3,274,086	489,050
	Caterpillar Inc.	2,905,616	386,098
	General Electric Co.	60,662,884	368,224
	Norfolk Southern Corp.	1,440,399	276,859
	Cummins Inc.	1,053,172	203,536
	Oshkosh Corp.	2,540,000	199,949
	FedEx Corp.	1,164,190	196,050
	Parker-Hannifin Corp.	1,059,000	189,476
	Allegion plc	1,836,000	182,609
	Johnson Controls International plc	4,680,000	180,086
	Xylem Inc.	2,400,000	175,152
	General Dynamics Corp.	1,018,000	149,381
*	CNH Industrial NV	18,302,399	124,273
	Waste Management Inc.	765,082	83,853
	Stanley Black & Decker Inc.	541,590	83,037
	PACCAR Inc.	738,120	62,799
	Fluor Corp.	2,263,685	23,067
	Boeing Co.	143,400	22,657
*	Embraer SA ADR	1,662,054	9,607
			3,405,763
Information Technology (24.0%)
	Microsoft Corp.	12,907,035	2,646,071

	Apple Inc.		4,063,172	1,727,011
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		8,527,485	672,733
	Samsung Electronics Co. Ltd.		9,510,700	464,825
	Visa Inc. Class A		2,038,836	388,194
	Analog Devices Inc.		3,317,594	381,026
*	Adobe Inc.		828,012	367,902
*	PayPal Holdings Inc.		1,861,300	364,945
*	ANSYS Inc.		1,110,000	344,766
	Texas Instruments Inc.		2,410,097	307,408
*	Micron Technology Inc.		5,748,323	287,732
	Cisco Systems Inc.		5,476,974	257,965
	Microchip Technology Inc.		2,377,000	241,812
	QUALCOMM Inc.		2,191,000	231,392
	Oracle Corp.		4,002,625	221,946
	Corning Inc.		6,674,051	206,896
	Accenture plc Class A		802,910	180,478
	Hewlett Packard Enterprise Co.		14,428,241	142,407
	Telefonaktiebolaget LM Ericsson ADR		11,536,480	133,246
	TE Connectivity Ltd.		1,392,066	123,991
*	salesforce.com Inc.		621,137	121,029
	Amphenol Corp. Class A		1,130,321	119,543
	Fidelity National Information Services Inc.		682,300	99,827
	CDW Corp.		710,082	82,547
*	Palo Alto Networks Inc.		244,613	62,601
*	PTC Inc.		442,837	37,889
*	Teradata Corp.		1,042,423	21,891
				10,238,073
Materials (2.2%)
	RPM International Inc.		2,570,000	209,686
	Corteva Inc.		7,087,000	202,405
	Martin Marietta Materials Inc.		823,000	170,509
	Avery Dennison Corp.		1,086,751	123,172
	International Paper Co.		3,030,929	105,446
	Vulcan Materials Co.		628,985	73,855
	PPG Industries Inc.		397,800	42,824
				927,897
Other (0.7%)
	SPDR S&P 500 ETF Trust		923,042	301,392

Real Estate (1.7%)
	Prologis Inc.		3,938,709	415,219
	Crown Castle International Corp.		679,060	113,199
	Equity LifeStyle Properties Inc.		1,600,000	109,312
	Sun Communities Inc.		720,000	107,950
				745,680
Utilities (0.5%)
	PPL Corp.		6,246,103	166,271
	Southern Co.		994,110	54,288
				220,559
Total Common Stocks (Cost $33,730,204)				41,523,154
		Coupon
Temporary Cash Investments (3.3%)
Money Market Fund (3.2%)
1,2 Vanguard Market Liquidity Fund		0.194%	13,653	1,365,220

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Cash Management Bill	0.165%	11/3/20	31,000	30,993
3	United States Cash Management Bill	0.135%	10/20/20	8,000	7,998
					38,991
Total Temporary Cash Investments (Cost $1,403,771)					1,404,211
Total Investments (100.6%) (Cost $35,133,975)					42,927,365
Other Assets and Liabilities -Net (0.6%)					(275,352)
Net Assets (100.0%)					42,652,013

Cost is in $000.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $162,770,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $170,664,000 was received for securities o n loan.
3 Securities with a value of $24,730,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	2,039	332,714	5,700

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31,
2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments	($000)	($000)	($000)	($000)
Assets
Common Stocks	40,235,219	1,287,935	—	41,523,154
Temporary Cash Investments	1,365,220	38,991	—	1,404,211
Total	40,600,439	1,326,926	—	42,927,365
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,499	—	—	1,499
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The Vanguard
Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceed					July 31,
	2019		s from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securitie	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	s Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,799,860	NA1	NA1	85	328	(3,234)	—	1,365,220
Vanguard Value ETF	29,097	—	30,588	18,279	(16,788)	233	—	NA2
Total	1,828,957			18,364	(16,460)	(3,001)	—	1,365,220

1 Not applicable —purchases and sales are for temporary cash investment purposes.
2 Not applicable —at July 31, 2020, the issuer was not an affiliated company of the fund, but it was affiliated during the period.